Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash equivalents carrying value	$ 220,700	$ 0
Carrying Value
Fair Value Disclosure
Cash and cash equivalents	308,948	585,980
Carrying Value | 2017 Senior Secured Notes
Fair Value Disclosure
Long-term debt	439,364	438,880
Carrying Value | 2018 Senior Secured Term Loan B
Fair Value Disclosure
Long-term debt	718,125	722,706
Carrying Value | 2020 Senior Secured Notes
Fair Value Disclosure
Long-term debt	750,000	750,000
Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value Disclosure
Cash and cash equivalents	308,948	585,980
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2017 Senior Secured Notes
Fair Value Disclosure
Long-term debt	243,847	208,698
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2018 Senior Secured Term Loan B
Fair Value Disclosure
Long-term debt	290,841	256,931
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2020 Senior Secured Notes
Fair Value Disclosure
Long-term debt	$ 307,500	$ 270,000